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                                                                   HARTFORD LIFE



February 4, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:   HARTFORD LIFE INSURANCE COMPANY
      SEPARATE ACCOUNT ELEVEN
      GROUP VARIABLE CONTRACTS
      FILE NO. 333-72042

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

      1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) under this section did not differ from that contained in the Registrant's most recent registration statement; and

      2. The text of the Registrant's most recent registration statement has been filed electronically with the Securities and Exchange Commission on February 4, 2002.

If you have any questions, please call me at (860) 843-3991.

Sincerely,

/s/ Lynn Higgins

Lynn Higgins
Senior Legal Assistant